                             Janus Investment Fund

                       Supplement dated December 30, 2005
                      to Currently Effective Prospectuses

The following is added after the first paragraph under the RISKS section of PRINCIPAL INVESTMENT STRATEGIES AND RISKS in the Prospectus:

    Janus Capital is the adviser to the Funds and the Janus Smart Portfolios (each of which is a "fund of funds" that primarily invests in other Janus mutual funds). Because Janus Capital is the adviser to the Janus Smart Portfolios and the Funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such Funds. Purchases and redemptions of Fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a Fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a Fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a Fund's expenses to increase due to a resulting smaller asset base. In addition, the Janus Smart Portfolios' portfolio manager, who also serves the role of Director of Risk Management and Performance of Janus Capital, has regular and continuous access to the holdings of the Funds as well as knowledge of, and potential impact on, investment strategies and techniques of the Funds. Janus Capital believes these potential conflicts may be mitigated through its compliance monitoring, including that of asset allocations by the portfolio manager. In addition, Janus Capital has retained an independent consultant to provide research and consulting services with respect to asset allocation and investments for the Janus Smart Portfolios.

    The officers and Trustees of the Funds also serve as officers and Trustees of the Janus Smart Portfolios. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus Smart Portfolios and the Funds. The Trustees intend to address any such conflicts as deemed appropriate.

The following replaces, it its entirety, the language in the third paragraph under the EXCESSIVE TRADING POLICIES AND PROCEDURES section of EXCESSIVE TRADING in the Prospectus:

    The Funds may suspend or permanently terminate the exchange privilege of any investor who makes more than four round trips (as defined under "Exchanges") in a Fund in a 12-month period and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds' exchange limits and excessive trading policies generally do not apply to: (i) any of the Janus Money Market Funds, although the Janus Money Market Funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice and (ii) transactions in the Janus funds by the Janus Smart Portfolios (each of which is a "fund of funds" that primarily invests in other Janus mutual funds).

With respect to Janus Twenty Fund and Janus Venture Fund, the following replaces, in its entirety, the second paragraph of the CLOSED FUND POLICIES section of the Janus Twenty Fund and Janus Venture Fund Prospectuses:

    Investors who meet the following criteria may be able to invest in the Fund:
    (i) existing shareholders invested in the Fund are permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances; (ii) discretionary investment advisers may continue to invest in the Fund through an existing omnibus account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders; (iii) under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership; this may include, but is not limited to, mandatory retirement distributions, legal proceedings, estate settlements, and the gifting of Fund shares; (iv) it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer the Fund as an investment option may direct contributions to the Fund through their plan, regardless of whether they invested in such Fund prior to its closing; (v) Janus Capital encourages its employees, particularly members of the investment team, to own shares of the Janus funds, and as such, upon prior approval of Janus Capital's senior management team, members of the Janus investment team may open new accounts in the closed Fund; (vi) Janus Smart Portfolios (each of which is a "fund of funds" that primarily invests in other Janus mutual funds) may invest in the Fund; and (vii) in the case of certain mergers or reorganizations, retirement plans may add the closed Fund as an investment option and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combination are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan. In addition, new accounts may be permitted in the closed Fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed Fund. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Fund may negatively impact existing Fund shareholders.

                             Janus Investment Fund
                            Equity and Income Funds

                       Supplement dated December 30, 2005
           to Currently Effective Statement of Additional Information

The following is added as a new nonfundamental investment restriction (a) under the INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS section of the Statement of Additional Information, and existing investment restrictions (a) through (e) are recategorized as (b) through (f), respectively:

    (a) If a Fund is an underlying fund in a Janus fund of funds (the "Janus Smart Portfolios"), the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the Investment Company Act of 1940 in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

The TRUSTEES AND OFFICERS section of the Statement of Additional Information is amended and restated in its entirety, as follows:

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/
                                                                                        FUNDS IN FUND
 NAME, AGE AS OF                                                                        COMPLEX          OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  69**             Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          2/71-Present     (since 2005). Formerly,                          2005) and
 Age 62                                                 private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus World
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 Age 49                                                                                                  Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE
                                                                                                         Beverages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Executive Vice President and    69               Trustee of
 151 Detroit Street                                     Chief Operating Officer of The                   Asian Cultural
 Denver, CO 80206                                       Rockefeller Brothers Fund (a                     Council.
 Age 48                                                 private family foundation);
                                                        and Vice President of Asian
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/
                                                                                        FUNDS IN FUND
 NAME, AGE AS OF                                                                        COMPLEX          OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
                      Trustee          6/02-Present     President and Chief Executive   69               Chairman of the
 John W. McCarter, Jr.                                  Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History (Chicago, IL).                   Director of
 Denver, CO 80206                                                                                        Divergence Inc.
 Age 67                                                                                                  (biotechnology
                                                                                                         firm); Director
                                                                                                         of A.M. Castle
                                                                                                         & Co. (metals
                                                                                                         distributor)
                                                                                                         and W.W.
                                                                                                         Grainger, Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         Harris Insight
                                                                                                         Funds Trust (19
                                                                                                         portfolios),
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station), the
                                                                                                         University of
                                                                                                         Chicago, and
                                                                                                         Chicago Public
                                                                                                         Education Fund.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          1/97-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Partners (private                        Burgers, Inc.
 Age 62                                                 equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business
                                                        (2001-2002) of Thunderbird
                                                        University (American Graduate
                                                        School of International
                                                        Management), Phoenix, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          6/84-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 61                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/
                                                                                        FUNDS IN FUND
 NAME, AGE AS OF                                                                        COMPLEX          OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          8/69-Present     Private Investor and            69               N/A
 151 Detroit Street                                     Consultant to California
 Denver, CO 80206                                       Planned Unit Developments.
 Age 67                                                 Formerly, CEO and President of
                                                        Marwal, Inc. (homeowner
                                                        association management
                                                        company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 Age 58                                                 (advertising agency)                             Natural History
                                                        (2001-2005); and President of                    (Chicago, IL),
                                                        Leo Burnett (USA) (advertising                   Children's
                                                        agency) (1996-2000).                             Memorial
                                                                                                         Hospital
                                                                                                         (Chicago, IL),
                                                                                                         Chicago Council
                                                                                                         on Foreign
                                                                                                         Relations, and
                                                                                                         Economic Club
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
  INTERESTED TRUSTEE*
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey***  Trustee          6/69-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                     (1978- 2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994-2002)
 Age 68                                                 of Janus Capital or Janus
                                                        Capital Corporation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation;
                                                        President and Director
                                                        (1994-2002) of The Janus
                                                        Foundation; and Director
                                                        (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------

  * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.
 ** Mr. Mullen also serves as director of Janus World Funds Plc ("JWF"), consisting of 21 funds. Including JWF and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 90 funds.
*** The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
 NAME, AGE AS OF                                     TERM OF OFFICE*
 DECEMBER 31, 2005,                                  AND LENGTH OF    PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS          POSITIONS HELD WITH FUNDS      TIME SERVED      PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
 William Bales        Executive Vice President       2/97-Present     Janus Capital and Portfolio Manager
 151 Detroit Street   and Portfolio Manager                           for other Janus accounts.
 Denver, CO 80206     Janus Venture Fund
 Age 37
---------------------------------------------------------------------------------------------------------
 Jonathan D. Coleman  Executive Vice President       2/02-Present     Vice President of Janus Capital and
 151 Detroit Street   and Portfolio Manager                           Portfolio Manager for other Janus
 Denver, CO 80206     Janus Enterprise Fund                           accounts. Formerly, Analyst
 Age 34                                                               (2000-2002) for Janus Capital
                                                                      Corporation.
---------------------------------------------------------------------------------------------------------
 David J. Corkins     Executive Vice President       2/03-Present     Vice President of Janus Capital and
 151 Detroit Street   and Portfolio Manager                           Portfolio Manager for other Janus
 Denver, CO 80206     Janus Mercury Fund                              accounts. Formerly, Portfolio
 Age 39                                                               Manager (1997-2003) for Janus
                                                                      Growth and Income Fund.
---------------------------------------------------------------------------------------------------------
 David C. Decker      Executive Vice President       9/96-Present     Vice President of Janus Capital and
 151 Detroit Street   and Portfolio Manager                           Portfolio Manager for other Janus
 Denver, CO 80206     Janus Contrarian Fund                           accounts.
 Age 39
---------------------------------------------------------------------------------------------------------
 James P. Goff        Executive Vice President       2/05-Present     Vice President and Director of
 151 Detroit Street   Janus Research Fund                             Research of Janus Capital.
 Denver, CO 80206                                                     Formerly, Portfolio Manager
 Age 41                                                               (1992-2002) for Janus Enterprise
                                                                      Fund.
---------------------------------------------------------------------------------------------------------
 Gregory R. Kolb      Executive Vice President       5/05-Present     Vice President of Janus Capital and
 151 Detroit Street   and Co-Portfolio Manager                        Portfolio Manager for other Janus
 Denver, CO 80206     Janus Global Opportunities                      accounts.
 Age 29               Fund
---------------------------------------------------------------------------------------------------------
 C. Mike Lu           Executive Vice President       11/98-Present    Vice President of Janus Capital and
 151 Detroit Street   and Portfolio Manager                           Portfolio Manager for other Janus
 Denver, CO 80206     Janus Global Technology Fund                    accounts.
 Age 36
---------------------------------------------------------------------------------------------------------
 Brent A. Lynn        Executive Vice President       1/01-Present     Vice President of Janus Capital and
 151 Detroit Street   and Portfolio Manager                           Portfolio Manager for other Janus
 Denver, CO 80206     Janus Overseas Fund                             accounts. Formerly, Analyst
 Age 41                                                               (1991-2001) for Janus Capital
                                                                      Corporation.
---------------------------------------------------------------------------------------------------------
 Thomas R. Malley     Executive Vice President       11/98-Present    Vice President of Janus Capital and
 151 Detroit Street   and Portfolio Manager                           Portfolio Manager for other Janus
 Denver, CO 80206     Janus Global Life                               accounts.
 Age 37               Sciences Fund
---------------------------------------------------------------------------------------------------------
 Douglas E. Nelson    Executive Vice President       2/05-Present     Vice President of Janus Capital.
 151 Detroit Street   and Portfolio Manager                           Formerly, Vice President of Public
 Denver, CO 80206     Janus Federal Tax-Exempt Fund                   Finance (2003-2005) for George K.
 Age 46                                                               Baum & Co.; and Credit Analyst and
                                                                      Assistant Vice President
                                                                      (1996-2003) for Delaware
                                                                      Management.
---------------------------------------------------------------------------------------------------------
 Marc Pinto           Executive Vice President       5/05-Present     Vice President of Janus Capital and
 151 Detroit Street   and Co-Portfolio Manager                        Portfolio Manager for other Janus
 Denver, CO 80206     Janus Balanced Fund                             accounts.
 Age 44
---------------------------------------------------------------------------------------------------------
 Blaine P. Rollins    Executive Vice President       1/00-Present     Vice President of Janus Capital and
 151 Detroit Street   and Portfolio Manager                           Portfolio Manager of other Janus
 Denver, CO 80206     Janus Fund                                      accounts.
 Age 38
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
 NAME, AGE AS OF                                     TERM OF OFFICE*
 DECEMBER 31, 2005,                                  AND LENGTH OF    PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS          POSITIONS HELD WITH FUNDS      TIME SERVED      PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
 Ron Sachs            Executive Vice President       4/00-Present     Vice President of Janus Capital and
 151 Detroit Street   and Portfolio Manager                           Portfolio Manager for other Janus
 Denver, CO 80206     Janus Orion Fund                                accounts.
 Age 38
                      Executive Vice President       2/05-Present
                      and Portfolio Manager
                      Janus Triton Fund
---------------------------------------------------------------------------------------------------------
 Scott W. Schoelzel   Executive Vice President       8/97-Present     Vice President of Janus Capital and
 151 Detroit Street   and Portfolio Manager                           Portfolio Manager for other Janus
 Denver, CO 80206     Janus Twenty Fund                               accounts.
 Age 47
---------------------------------------------------------------------------------------------------------
 Gibson Smith         Executive Vice President       7/03-Present     Vice President of Janus Capital and
 151 Detroit Street   and Portfolio Manager                           Portfolio Manager for other Janus
 Denver, CO 80206     Janus High-Yield Fund and                       accounts. Formerly, Analyst
 Age 37               Janus Short-Term Bond Fund                      (2001-2003) for Janus Capital
                                                                      Corporation; and worked in the
                      Executive Vice President       5/05-Present     fixed-income division (1991-2001)
                      and Co-Portfolio Manager                        for Morgan Stanley.
                      Janus Balanced Fund
---------------------------------------------------------------------------------------------------------
 Minyoung Sohn        Executive Vice President       5/05-Present     Vice President of Janus Capital and
 151 Detroit Street   and Portfolio Manager                           Portfolio Manager for other Janus
 Denver, CO 80206     Janus Core Equity Fund                          accounts. Formerly, Analyst
 Age 30                                                               (1998-2003) for Janus Capital
                      Executive Vice President       1/04-Present     Corporation.
                      and Portfolio Manager
                      Janus Growth and Income Fund
---------------------------------------------------------------------------------------------------------
 Ronald V. Speaker    Executive Vice President       7/92-Present     Vice President of Janus Capital and
 151 Detroit Street   and Portfolio Manager                           Portfolio Manager for other Janus
 Denver, CO 80206     Janus Flexible Bond Fund                        accounts.
 Age 41
---------------------------------------------------------------------------------------------------------
 Jason P. Yee         Executive Vice President       7/04-Present     Vice President of Janus Capital and
 151 Detroit Street   and Portfolio Manager                           Portfolio Manager for other Janus
 Denver, CO 80206     Janus Worldwide Fund                            accounts. Formerly, Analyst
 Age 36                                                               (2000-2001) for Janus Capital
                      Executive Vice President       3/01-Present     Corporation.
                      and Co-Portfolio Manager
                      Janus Global Opportunities
                      Fund
---------------------------------------------------------------------------------------------------------
 Claire Young         Executive Vice President       8/97-Present     Vice President of Janus Capital and
 151 Detroit Street   and Portfolio Manager                           Portfolio Manager for other Janus
 Denver, CO 80206     Janus Olympus Fund                              accounts.
 Age 40
---------------------------------------------------------------------------------------------------------
 Stephanie            Chief Legal Counsel and        1/06-Present     Associate Counsel of Janus Capital.
 Grauerholz-Lofton    Secretary                                       Formerly, Associate of Vedder,
 151 Detroit Street                                                   Price, Kaufman & Kammholz, P.C.
 Denver, CO 80206                                                     (1999-2003).
 Age 35
---------------------------------------------------------------------------------------------------------
 Bonnie M. Howe       Vice President                 12/99-Present    Vice President and Assistant
 151 Detroit Street                                                   General Counsel of Janus Capital,
 Denver, CO 80206                                                     Janus Distributors LLC, and Janus
 Age 40                                                               Services LLC.
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
 NAME, AGE AS OF                                     TERM OF OFFICE*
 DECEMBER 31, 2005,                                  AND LENGTH OF    PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS          POSITIONS HELD WITH FUNDS      TIME SERVED      PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes  President and Chief Executive  1/06-Present     Senior Vice President and General
 151 Detroit Street   Officer                                         Counsel of Janus Capital and Janus
 Denver, CO 80206                                                     Services LLC; and Senior Vice
 Age 40               General Counsel                4/04-12/05       President and Assistant General
                                                                      Counsel of Janus Distributors LLC.
                      Vice President and Secretary   12/99-12/05      Formerly, Vice President
                                                                      (1999-2005) of Janus Distributors
                                                                      LLC; Vice President (2000-2004) and
                                                                      Assistant General Counsel
                                                                      (2002-2004) of Janus Services LLC;
                                                                      and Vice President and Assistant
                                                                      General Counsel (1999-2004) of
                                                                      Janus Capital.
---------------------------------------------------------------------------------------------------------
 David R. Kowalski    Vice President and Chief       6/02-Present     Senior Vice President and Chief
 151 Detroit Street   Compliance Officer                              Compliance Officer of Janus
 Denver, CO 80206                                                     Capital, Janus Distributors LLC,
 Age 48                                                               and Janus Services LLC; Chief
                                                                      Compliance Officer of Bay Isle
                                                                      Financial LLC; and Vice President
                                                                      of Enhanced Investment
                                                                      Technologies, LLC. Formerly, Chief
                                                                      Compliance Officer of Enhanced
                                                                      Investment Technologies, LLC
                                                                      (2003-2005); Vice President of
                                                                      Janus Capital (2000-2005), Janus
                                                                      Distributors LLC (2000-2001), and
                                                                      Janus Services LLC (2004-2005); and
                                                                      Assistant Vice President of Janus
                                                                      Services LLC (2000-2004).
---------------------------------------------------------------------------------------------------------
 Girard C. Miller**   President and Chief Executive  11/03-12/05      Executive Vice President and Chief
 151 Detroit Street   Officer                                         Operating Officer of Janus Capital
 Denver, CO 80206                                                     Group Inc. and Janus Capital;
 Age 54                                                               President of Janus Distributors LLC
                                                                      and Janus Capital International
                                                                      LLC; Executive Vice President of
                                                                      Janus Services LLC; President and
                                                                      Director of Janus Management
                                                                      Holdings Corporation; and Chief
                                                                      Operating Officer and President of
                                                                      Capital Group Partners, Inc.
                                                                      Formerly, Director of Capital Group
                                                                      Partners, Inc. (2003-2004); and
                                                                      President and Chief Executive
                                                                      Officer of ICMA Retirement
                                                                      Corporation (1993-2003).
---------------------------------------------------------------------------------------------------------
 Jesper Nergaard      Chief Financial Officer        3/05-Present     Vice President of Janus Capital.
 151 Detroit Street                                                   Formerly, Director of Financial
 Denver, CO 80206     Vice President, Treasurer,     2/05-Present     Reporting for OppenheimerFunds,
 Age 43               and Principal Accounting                        Inc. (2004-2005); Site Manager and
                      Officer                                         First Vice President of Mellon
                                                                      Global Securities Services (2003);
                                                                      and Director of Fund Accounting,
                                                                      Project Development, and Training
                                                                      of INVESCO Funds Group (1994-2003).
---------------------------------------------------------------------------------------------------------

 * Officers are elected annually for a one-year term and may also be elected from time to time by the Trustees for an interim period.
** Mr. Miller intends to resign his positions with Janus Capital Group Inc. and its subsidiaries effective December 30, 2005.

                             Janus Investment Fund
                            Janus Money Market Funds

                       Supplement dated December 30, 2005
          to Currently Effective Statements of Additional Information

The following is added as a new nonfundamental investment restriction (1) under the INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS section of the Statements of Additional Information, and existing investment restrictions (1) through (4) are recategorized as (2) through (5), respectively:

    (1) If a Fund is an approved underlying fund in a Janus fund of funds (the "Janus Smart Portfolios"), the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the Investment Company Act of 1940 in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

The TRUSTEES AND OFFICERS section of the Statement of Additional Information is amended and restated in its entirety as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                             PORTFOLIOS/
                                                                                             FUNDS IN FUND
 NAME, AGE AS OF                                             PRINCIPAL OCCUPATIONS DURING    COMPLEX          OTHER
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF        THE PAST                        OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS               WITH FUNDS       TIME SERVED      FIVE YEARS                      TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES*
-----------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen          Chairman         3/04-Present     Chief Executive Officer of Red  69**             Chairman of the
 151 Detroit Street                                          Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206          Trustee          2/71-Present     (since 2005). Formerly,                          2005) and
 Age 62                                                      private investor.                                Director of Red
                                                                                                              Robin Gourmet
                                                                                                              Burgers, Inc.;
                                                                                                              and Director of
                                                                                                              Janus World
                                                                                                              Funds Plc
                                                                                                              (Dublin-based,
                                                                                                              non-U.S.
                                                                                                              funds).
-----------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro          Trustee          11/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                          private investment firm (since                   Chairman of RS
 Denver, CO 80206                                            1999).                                           Investment
 Age 49                                                                                                       Trust (since
                                                                                                              2001); Director
                                                                                                              of IZZE
                                                                                                              Beverages and
                                                                                                              MyFamily.com,
                                                                                                              Inc.
                                                                                                              (genealogical
                                                                                                              research
                                                                                                              website).
-----------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin       Trustee          6/02-Present     Executive Vice President and    69               Trustee of
 151 Detroit Street                                          Chief Operating Officer of The                   Asian Cultural
 Denver, CO 80206                                            Rockefeller Brothers Fund (a                     Council.
 Age 48                                                      private family foundation);
                                                             and Vice President of Asian
                                                             Cultural Council.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                             PORTFOLIOS/
                                                                                             FUNDS IN FUND
 NAME, AGE AS OF                                             PRINCIPAL OCCUPATIONS DURING    COMPLEX          OTHER
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF        THE PAST                        OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS               WITH FUNDS       TIME SERVED      FIVE YEARS                      TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
-----------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.     Trustee          6/02-Present     President and Chief Executive   69               Chairman of the
 151 Detroit Street                                          Officer of The Field Museum of                   Board and
 Denver, CO 80206                                            Natural History (Chicago, IL).                   Director of
 Age 67                                                                                                       Divergence Inc.
                                                                                                              (biotechnology
                                                                                                              firm); Director
                                                                                                              of A.M. Castle
                                                                                                              & Co. (metals
                                                                                                              distributor)
                                                                                                              and W.W.
                                                                                                              Grainger, Inc.
                                                                                                              (industrial
                                                                                                              distributor);
                                                                                                              and Trustee of
                                                                                                              Harris Insight
                                                                                                              Funds Trust (19
                                                                                                              portfolios),
                                                                                                              WTTW (Chicago
                                                                                                              public
                                                                                                              television
                                                                                                              station), the
                                                                                                              University of
                                                                                                              Chicago, and
                                                                                                              Chicago Public
                                                                                                              Education Fund.
-----------------------------------------------------------------------------------------------------------------------------
 James T. Rothe            Trustee          1/97-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                          Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                            Capital Partners (private                        Burgers, Inc.
 Age 62                                                      equity firm); and Professor
                                                             Emeritus of Business of the
                                                             University of Colorado,
                                                             Colorado Springs, CO (since
                                                             2004). Formerly, Professor of
                                                             Business of the University of
                                                             Colorado (2002-2004); and
                                                             Distinguished Visiting
                                                             Professor of Business
                                                             (2001-2002) of Thunderbird
                                                             University (American Graduate
                                                             School of International
                                                             Management), Phoenix, AZ.
-----------------------------------------------------------------------------------------------------------------------------
 William D. Stewart        Trustee          6/84-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                          General Manager of MKS
 Denver, CO 80206                                            Instruments - HPS Products,
 Age 61                                                      Boulder, CO (a manufacturer of
                                                             vacuum fittings and valves).
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                             PORTFOLIOS/
                                                                                             FUNDS IN FUND
 NAME, AGE AS OF                                             PRINCIPAL OCCUPATIONS DURING    COMPLEX          OTHER
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF        THE PAST                        OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS               WITH FUNDS       TIME SERVED      FIVE YEARS                      TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
-----------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger       Trustee          8/69-Present     Private Investor and            69               N/A
 151 Detroit Street                                          Consultant to California
 Denver, CO 80206                                            Planned Unit Developments.
 Age 67                                                      Formerly, CEO and President of
                                                             Marwal, Inc. (homeowner
                                                             association management
                                                             company).
-----------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf             Trustee          11/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                          and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                            Leo Burnett (Worldwide)                          Field Museum of
 Age 58                                                      (advertising agency)                             Natural History
                                                             (2001-2005); and President of                    (Chicago, IL),
                                                             Leo Burnett (USA) (advertising                   Children's
                                                             agency) (1996-2000).                             Memorial
                                                                                                              Hospital
                                                                                                              (Chicago, IL),
                                                                                                              Chicago Council
                                                                                                              on Foreign
                                                                                                              Relations, and
                                                                                                              Economic Club
                                                                                                              of Chicago.
-----------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE*
-----------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey***       Trustee          6/69-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                          (1978- 2002) and Chief
 Denver, CO 80206                                            Executive Officer (1994-2002)
 Age 68                                                      of Janus Capital or Janus
                                                             Capital Corporation; Chairman
                                                             and Director (1978-2002) of
                                                             Janus Capital Corporation;
                                                             President and Director
                                                             (1994-2002) of The Janus
                                                             Foundation; and Director
                                                             (1997-2001) of Janus
                                                             Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------

  * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.
 ** Mr. Mullen also serves as director of Janus World Funds Plc ("JWF"), consisting of 21 funds. Including JWF and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 90 funds.
*** The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

---------------------------------------------------------------------------------------
                                       OFFICERS
---------------------------------------------------------------------------------------
                                        TERM OF
 NAME, AGE AS OF                        OFFICE* AND
 DECEMBER 31, 2005,   POSITIONS HELD    LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS          WITH FUNDS        TIME SERVED    PAST FIVE YEARS
---------------------------------------------------------------------------------------
 Jeanine Morroni      Executive Vice    9/03-Present   Vice President of Janus Capital.
 151 Detroit Street   President and
 Denver, CO 80206     Co- Portfolio
 Age 37               Manager Janus
                      Government Money
                      Market Fund
---------------------------------------------------------------------------------------
 Sharon S. Pichler    Executive Vice    12/94-Present  Vice President of Janus Capital
 151 Detroit Street   President and                    and Portfolio Manager for other
 Denver, CO 80206     Portfolio                        Janus accounts.
 Age 56               Manager Janus
                      Tax-Exempt Money
                      Market Fund and
                      Co-Portfolio
                      Manager Janus
                      Money Market
                      Fund
---------------------------------------------------------------------------------------
 J. Eric Thorderson   Executive Vice    2/04-Present   Vice President of Janus Capital
 151 Detroit Street   President and                    and Portfolio Manager for other
 Denver, CO 80206     Co- Portfolio                    Janus accounts.
 Age 44               Manager Janus
                      Money Market
                      Fund

                      Executive Vice    2/99-Present
                      President and
                      Co-Portfolio
                      Manager Janus
                      Government Money
                      Market Fund
---------------------------------------------------------------------------------------
 Stephanie            Chief Legal       1/06-Present   Associate Counsel of Janus
 Grauerholz-Lofton    Counsel and                      Capital. Formerly, Associate of
 151 Detroit Street   Secretary                        Vedder, Price, Kaufman &
 Denver, CO 80206                                      Kammholz, P.C. (1999- 2003).
 Age 35
---------------------------------------------------------------------------------------
 Bonnie M. Howe       Vice President    12/99-Present  Vice President and Assistant
 151 Detroit Street                                    General Counsel of Janus
 Denver, CO 80206                                      Capital, Janus Distributors LLC,
 Age 40                                                and Janus Services LLC.
---------------------------------------------------------------------------------------
 Kelley Abbott Howes  President and     1/06-Present   Senior Vice President and
 151 Detroit Street   Chief Executive                  General Counsel of Janus Capital
 Denver, CO 80206     Officer                          and Janus Services LLC; and
 Age 40                                                Senior Vice President and
                      General Counsel   4/04-12/05     Assistant General Counsel of
                                                       Janus Distributors LLC.
                      Vice President    12/99-12/05    Formerly, Vice President (1999-
                      and Secretary                    2005) of Janus Distributors LLC;
                                                       Vice President (2000-2004) and
                                                       Assistant General Counsel (2002-
                                                       2004) of Janus Services LLC; and
                                                       Vice President and Assistant
                                                       General Counsel (1999-2004) of
                                                       Janus Capital.
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                       OFFICERS
---------------------------------------------------------------------------------------
                                        TERM OF
 NAME, AGE AS OF                        OFFICE* AND
 DECEMBER 31, 2005,   POSITIONS HELD    LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS          WITH FUNDS        TIME SERVED    PAST FIVE YEARS
---------------------------------------------------------------------------------------
 David R. Kowalski    Vice President    6/02-Present   Senior Vice President and Chief
 151 Detroit Street   and Chief                        Compliance Officer of Janus
 Denver, CO 80206     Compliance                       Capital, Janus Distributors LLC,
 Age 48               Officer                          and Janus Services LLC; Chief
                                                       Compliance Officer of Bay Isle
                                                       Financial LLC; and Vice
                                                       President of Enhanced Investment
                                                       Technologies, LLC. Formerly,
                                                       Chief Compliance Officer of
                                                       Enhanced Investment
                                                       Technologies, LLC (2003-2005);
                                                       Vice President of Janus Capital
                                                       (2000-2005), Janus Distributors
                                                       LLC (2000-2001), and Janus
                                                       Services LLC (2004-2005); and
                                                       Assistant Vice President of
                                                       Janus Services LLC (2000-2004).
---------------------------------------------------------------------------------------
 Girard C. Miller**   President and     11/03-12/05    Executive Vice President and
 151 Detroit Street   Chief Executive                  Chief Operating Officer of Janus
 Denver, CO 80206     Officer                          Capital Group Inc. and Janus
 Age 54                                                Capital; President of Janus
                                                       Distributors LLC and Janus
                                                       Capital International LLC;
                                                       Executive Vice President of
                                                       Janus Services LLC; President
                                                       and Director of Janus Management
                                                       Holdings Corporation; and Chief
                                                       Operating Officer and President
                                                       of Capital Group Partners, Inc.
                                                       Formerly, Director of Capital
                                                       Group Partners, Inc.
                                                       (2003-2004); and President and
                                                       Chief Executive Officer of ICMA
                                                       Retirement Corporation (1993-
                                                       2003).
---------------------------------------------------------------------------------------
 Jesper Nergaard      Chief Financial   3/05-Present   Vice President of Janus Capital.
 151 Detroit Street   Officer                          Formerly, Director of Financial
 Denver, CO 80206                                      Reporting for OppenheimerFunds,
 Age 43               Vice President,   2/05-Present   Inc. (2004-2005); Site Manager
                      Treasurer, and                   and First Vice President of
                      Principal                        Mellon Global Securities
                      Accounting                       Services (2003); and Director of
                      Officer                          Fund Accounting, Project
                                                       Development, and Training of
                                                       INVESCO Funds Group (1994-
                                                       2003).
---------------------------------------------------------------------------------------

 * Officers are elected annually for a one-year term and may also be elected from time to time by the Trustees for an interim period.
** Mr. Miller intends to resign his positions with Janus Capital Group Inc. and its subsidiaries effective December 30, 2005.

                             Janus Investment Fund
                     Janus Institutional Cash Reserves Fund

                       Supplement dated December 30, 2005
           to Currently Effective Statement of Additional Information

The following is added as a new nonfundamental investment restriction (1) under the INVESTMENT POLICIES AND RESTRICTIONS section of the Statement of Additional Information, and existing investment restrictions (1) through (4) are recategorized as (2) through (5), respectively:

    (1) If the Fund is an approved underlying fund in a Janus fund of funds (the "Janus Smart Portfolios"), the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the Investment Company Act of 1940 in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) .

The TRUSTEES AND OFFICERS section of the Statement of Additional Information is supplemented as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                             PORTFOLIOS/
                                                                                             FUNDS IN FUND
 NAME, AGE AS OF                                             PRINCIPAL OCCUPATIONS           COMPLEX          OTHER
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF TIME   DURING THE PAST                 OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS               WITH FUNDS       SERVED           FIVE YEARS                      TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES*
-----------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen          Chairman         3/04-Present     Chief Executive Officer of Red  69**             Chairman of the
 151 Detroit Street                                          Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206          Trustee          2/71-Present     (since 2005). Formerly,                          2005) and
 Age 62                                                      private investor.                                Director of Red
                                                                                                              Robin Gourmet
                                                                                                              Burgers, Inc.;
                                                                                                              and Director of
                                                                                                              Janus World
                                                                                                              Funds Plc
                                                                                                              (Dublin-based,
                                                                                                              non-U.S.
                                                                                                              funds).
-----------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro          Trustee          11/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                          private investment firm (since                   Chairman of RS
 Denver, CO 80206                                            1999).                                           Investment
 Age 49                                                                                                       Trust (since
                                                                                                              2001); Director
                                                                                                              of IZZE
                                                                                                              Beverages and
                                                                                                              MyFamily.com,
                                                                                                              Inc.
                                                                                                              (genealogical
                                                                                                              research
                                                                                                              website).
-----------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin       Trustee          6/02-Present     Executive Vice President and    69               Trustee of
 151 Detroit Street                                          Chief Operating Officer of The                   Asian Cultural
 Denver, CO 80206                                            Rockefeller Brothers Fund (a                     Council.
 Age 48                                                      private family foundation);
                                                             and Vice President of Asian
                                                             Cultural Council.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                             PORTFOLIOS/
                                                                                             FUNDS IN FUND
 NAME, AGE AS OF                                             PRINCIPAL OCCUPATIONS           COMPLEX          OTHER
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF TIME   DURING THE PAST                 OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS               WITH FUNDS       SERVED           FIVE YEARS                      TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
-----------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.     Trustee          6/02-Present     President and Chief Executive   69               Chairman of the
 151 Detroit Street                                          Officer of The Field Museum of                   Board and
 Denver, CO 80206                                            Natural History (Chicago, IL).                   Director of
 Age 67                                                                                                       Divergence Inc.
                                                                                                              (biotechnology
                                                                                                              firm); Director
                                                                                                              of A.M. Castle
                                                                                                              & Co. (metals
                                                                                                              distributor)
                                                                                                              and W.W.
                                                                                                              Grainger, Inc.
                                                                                                              (industrial
                                                                                                              distributor);
                                                                                                              and Trustee of
                                                                                                              Harris Insight
                                                                                                              Funds Trust (19
                                                                                                              portfolios),
                                                                                                              WTTW (Chicago
                                                                                                              public
                                                                                                              television
                                                                                                              station), the
                                                                                                              University of
                                                                                                              Chicago, and
                                                                                                              Chicago Public
                                                                                                              Education Fund.
-----------------------------------------------------------------------------------------------------------------------------
 James T. Rothe            Trustee          1/97-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                          Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                            Capital Partners (private                        Burgers, Inc.
 Age 62                                                      equity firm); and Professor
                                                             Emeritus of Business of the
                                                             University of Colorado,
                                                             Colorado Springs, CO (since
                                                             2004). Formerly, Professor of
                                                             Business of the University of
                                                             Colorado (2002-2004); and
                                                             Distinguished Visiting
                                                             Professor of Business
                                                             (2001-2002) of Thunderbird
                                                             University (American Graduate
                                                             School of International
                                                             Management), Phoenix, AZ.
-----------------------------------------------------------------------------------------------------------------------------
 William D. Stewart        Trustee          6/84-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                          General Manager of MKS
 Denver, CO 80206                                            Instruments - HPS Products,
 Age 61                                                      Boulder, CO (a manufacturer of
                                                             vacuum fittings and valves).
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                             PORTFOLIOS/
                                                                                             FUNDS IN FUND
 NAME, AGE AS OF                                             PRINCIPAL OCCUPATIONS           COMPLEX          OTHER
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF TIME   DURING THE PAST                 OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS               WITH FUNDS       SERVED           FIVE YEARS                      TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
-----------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger       Trustee          8/69-Present     Private Investor and            69               N/A
 151 Detroit Street                                          Consultant to California
 Denver, CO 80206                                            Planned Unit Developments.
 Age 67                                                      Formerly, CEO and President of
                                                             Marwal, Inc. (homeowner
                                                             association management
                                                             company).
-----------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf             Trustee          11/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                          and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                            Leo Burnett (Worldwide)                          Field Museum of
 Age 58                                                      (advertising agency)                             Natural History
                                                             (2001-2005); and President of                    (Chicago, IL),
                                                             Leo Burnett (USA) (advertising                   Children's
                                                             agency) (1996-2000).                             Memorial
                                                                                                              Hospital
                                                                                                              (Chicago, IL),
                                                                                                              Chicago Council
                                                                                                              on Foreign
                                                                                                              Relations, and
                                                                                                              Economic Club
                                                                                                              of Chicago.
-----------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE*
-----------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey***       Trustee          6/69-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                          (1978- 2002) and Chief
 Denver, CO 80206                                            Executive Officer (1994- 2002)
 Age 68                                                      of Janus Capital or Janus
                                                             Capital Corporation; Chairman
                                                             and Director (1978-2002) of
                                                             Janus Capital Corporation;
                                                             President and Director
                                                             (1994-2002) of The Janus
                                                             Foundation; and Director
                                                             (1997-2001) of Janus
                                                             Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------

  * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.
 ** Mr. Mullen also serves as director of Janus World Funds Plc ("JWF"), consisting of 21 funds. Including JWF and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 90 funds.
*** The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
 NAME, AGE AS OF                                     TERM OF OFFICE*
 DECEMBER 31, 2005,                                  AND LENGTH OF    PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS          POSITIONS HELD WITH FUNDS      TIME SERVED      PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
 Sharon S. Pichler    Executive Vice President       5/02-Present     Vice President of Janus Capital and
 151 Detroit Street   and Co-Portfolio Manager                        Portfolio Manager for other Janus
 Denver, CO 80206     Janus Institutional Cash                        accounts.
 Age 56               Reserves Fund
---------------------------------------------------------------------------------------------------------
 J. Eric Thorderson   Executive Vice President       2/04-Present     Vice President of Janus Capital and
 151 Detroit Street   and Co-Portfolio Manager                        Portfolio Manager for other Janus
 Denver, CO 80206     Janus Institutional Cash                        accounts.
 Age 44               Reserves Fund
---------------------------------------------------------------------------------------------------------
 Stephanie            Chief Legal Counsel            1/06-Present     Associate Counsel of Janus Capital.
 Grauerholz-Lofton    and Secretary                                   Formerly, Associate of Vedder,
 151 Detroit Street                                                   Price, Kaufman & Kammholz, P.C.
 Denver, CO 80206                                                     (1999-2003).
 Age 35
---------------------------------------------------------------------------------------------------------
 Bonnie M. Howe       Vice President                 12/99-Present    Vice President and Assistant
 151 Detroit Street                                                   General Counsel of Janus Capital,
 Denver, CO 80206                                                     Janus Distributors LLC, and Janus
 Age 40                                                               Services LLC.
---------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes  President and Chief Executive  1/06-Present     Senior Vice President and General
 151 Detroit Street   Officer                                         Counsel of Janus Capital and Janus
 Denver, CO 80206                                                     Services LLC; and Senior Vice
 Age 40               General Counsel                4/04-12/05       President and Assistant General
                                                                      Counsel of Janus Distributors LLC.
                      Vice President and Secretary   12/99-12/05      Formerly, Vice President
                                                                      (1999-2005) of Janus Distributors
                                                                      LLC; Vice President (2000-2004) and
                                                                      Assistant General Counsel
                                                                      (2002-2004) of Janus Services LLC;
                                                                      and Vice President and Assistant
                                                                      General Counsel (1999-2004) of
                                                                      Janus Capital.
---------------------------------------------------------------------------------------------------------
 David R. Kowalski    Vice President and Chief       6/02-Present     Senior Vice President and Chief
 151 Detroit Street   Compliance Officer                              Compliance Officer of Janus
 Denver, CO 80206                                                     Capital, Janus Distributors LLC,
 Age 48                                                               and Janus Services LLC; Chief
                                                                      Compliance Officer of Bay Isle
                                                                      Financial LLC; and Vice President
                                                                      of Enhanced Investment
                                                                      Technologies, LLC. Formerly, Chief
                                                                      Compliance Officer of Enhanced
                                                                      Investment Technologies, LLC
                                                                      (2003-2005); Vice President of
                                                                      Janus Capital (2000-2005), Janus
                                                                      Distributors LLC (2000-2001), and
                                                                      Janus Services LLC (2004-2005); and
                                                                      Assistant Vice President of Janus
                                                                      Services LLC (2000-2004).
---------------------------------------------------------------------------------------------------------
 Girard C. Miller**   President and Chief Executive  11/03-12/05      Executive Vice President and Chief
 151 Detroit Street   Officer                                         Operating Officer of Janus Capital
 Denver, CO 80206                                                     Group Inc. and Janus Capital;
 Age 54                                                               President of Janus Distributors LLC
                                                                      and Janus Capital International
                                                                      LLC; Executive Vice President of
                                                                      Janus Services LLC; President and
                                                                      Director of Janus Management
                                                                      Holdings Corporation; and Chief
                                                                      Operating Officer and President of
                                                                      Capital Group Partners, Inc.
                                                                      Formerly, Director of Capital Group
                                                                      Partners, Inc. (2003-2004); and
                                                                      President and Chief Executive
                                                                      Officer of ICMA Retirement
                                                                      Corporation (1993-2003).
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
 NAME, AGE AS OF                                     TERM OF OFFICE*
 DECEMBER 31, 2005,                                  AND LENGTH OF    PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS          POSITIONS HELD WITH FUNDS      TIME SERVED      PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
 Jesper Nergaard      Chief Financial Officer        3/05-Present     Vice President of Janus Capital.
 151 Detroit Street                                                   Formerly, Director of Financial
 Denver, CO 80206     Vice President, Treasurer,     2/05-Present     Reporting for OppenheimerFunds,
 Age 43               and Principal Accounting                        Inc. (2004-2005); Site Manager and
                      Officer                                         First Vice President of Mellon
                                                                      Global Securities Services (2003);
                                                                      and Director of Fund Accounting,
                                                                      Project Development, and Training
                                                                      of INVESCO Funds Group (1994-2003).
---------------------------------------------------------------------------------------------------------

 * Officers are elected annually for a one-year term and may also be elected from time to time by the Trustees for an interim period.
** Mr. Miller intends to resign his positions with Janus Capital Group Inc. and its subsidiaries effective December 30, 2005.